SHARE BASED COMPENSATION (Narrative) (Details) - USD ($)				1 Months Ended		12 Months Ended
	Feb. 03, 2017	Sep. 09, 2015	Jan. 12, 2015	Dec. 21, 2018	Jun. 06, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Apr. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		12,569,166	6,274,166			0			8,134,375
Weighted average fair value of stock options granted									$ 0.59
Share-based compensation						$ 17,896,942	$ 13,788,049	$ 4,200,273
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.59	$ 0.87			$ 0.32
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost Adjustment Description		The total incremental cost associated with the modification was $282,581, of which $123,322 was recognized immediately for the options vested prior to the date of the modification and the remaining share-based compensation charges of $159,259 are recognized over the remaining vesting period of the modified options.	The total incremental cost associated with the modification was $241,557, of which $60,107 was recognized immediately for the options vested prior to the date of the modification and the remaining share-based compensation charges of $181,470 are recognized over the remaining vesting period of the modified options.
Restricted Stock or Unit Expense						$ 17,797,047
Share Incentive Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized						21,000,000
Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized										38,600,000
Share-based Compensation Award, Batch One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted		$ 0.38
Share-based Compensation Award, Batch Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted		0.35
Share-based Compensation Award, Batch Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted		0.38
Share-based Compensation Award, Batch Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted		0.37
Share-based Compensation Award, Batch Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted		$ 0.40
Executive officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted			$ 0.52
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted			$ 0.55
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, recognition period						2 years 8 months 27 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options						$ 42,276,119
Restricted Stock Units (RSUs) [Member] | Share Incentive Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 12,653,992
Restricted Stock Units (RSUs) [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					25,275,880
Restricted Stock Units (RSUs) [Member] | Share Incentive Plan 2014 And 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				8,105,000
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					10,984,761
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award					where 1/6 of the RSUs will be vested on the grant date and the remaining 5/6 of the RSUs will be vested on each of the monthly anniversary from July 6, 2018
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation						$ 99,895	$ 684,773	$ 1,559,863